CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 22, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expenses			$ 17,744	$ 166,071	$ 306,158	$ 300,168
Accrued interest					518,366	227,352
Amortization of debt discounts			0	1,079,374	2,174,273	1,662,068
Debt instrument, principal amount			20,437		20,437
Loan proceeds			0	$ 320,500	320,500	$ 1,750,000
Short Term Notes Payable [Member] | May, 2020 [Member]
Debt instrument, principal amount			312,300		312,300
Proceeds from loan payable			$ 332,737		$ 332,737
Debt instrument, maturity date			May 07, 2022		May 07, 2022
EIDL [Member]
Loan proceeds	$ 150,000
Interest Rate	3.75%
Debt instrument, maturity date descriptions	a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $731 beginning May 1, 2022.
SinglePoint Direct Solar [Member] | Promissory Note [Member]
Debt instrument, principal amount			$ 311,070
Debt instrument, maturity date descriptions			due in 18 monthly installments beginning December 12, 2020. Under the PPP loan terms, the Company may apply for forgiveness of the PPP loans
Debt instrument, interest rate		1.00%	1.00%
Energy Wyze, LLC [Member]
Short-term notes payable		$ 203,759	$ 203,759
Long-term notes-payable		135,840	135,840
Fair value of consideration			339,599
Balance outstanding		$ 50,000	50,000
Purchase consideration			$ 450,000